UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/14 - 9/30/14

Item 1 - Schedule of Investments - September 30, 2014 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 127.94% (d)(h)
Aerospace and Defense - .63%
475	Ducommun, Inc., Senior Notes,
	9.75%, 07/15/18	B3	514
500	Esterline Technologies, Senior Notes,
	7%, 08/01/20	Ba2	530
150	Kratos Defense and Security Solutions, Inc., Senior Notes,
	7%, 05/15/19 (g)	B3	149
350	Transdigm, Inc., Subordinated Notes,
	6.50%, 07/15/24 (g)	Caa1	347
			1,540
Airlines - 2.50%
325	Air Canada, Senior Notes,
	7.75%, 04/15/21 (g)	Caa1	332
675	Allegiant Travel Company, Senior Notes,
	5.50%, 07/15/19	B1	689
650	American Airlines, Senior Notes,
	5.50%, 10/01/19 (g)	B3	648
132	American Airlines, Senior Notes,
	5.625%, 01/15/21 (g)	(e)	136
130	United Airlines, Senior Notes,
	4.625%, 03/03/24	(e)	128
675	United Continental Holdings, Inc., Senior Notes,
	6%, 12/01/20	B2	685
1,525	United Continental Holdings, Inc., Senior Notes,
	6%, 07/15/26	B2	1,426
175	United Continental Holdings, Inc., Senior Notes,
	6%, 07/15/28	B2	162
575	United Continental Holdings, Inc., Senior Notes,
	6.375%, 06/01/18	B2	602
1,325	US Airways, Inc., Senior Notes,
	6.125%, 06/01/18	B3	1,358
			6,166
Automotive - 4.76%
125	Affinia Group, Inc., Senior Notes,
	7.75%, 05/01/21	Caa2	129
725	Allison Transmission, Inc., Senior Notes,
	7.125% 05/15/19 (g)	B2	761
175	American Axle and Manufacturing, Inc., Senior Notes,
	5.125%, 02/15/19	B2	175
350	American Axle and Manufacturing, Inc., Senior Notes,
	6.25%, 03/15/21	B2	364
375	American Axle and Manufacturing, Inc., Senior Notes,
	6.625%, 10/15/22	B2	397
600	Chrysler Group LLC, Senior Notes,
	8%, 06/15/19	B1	636
2,875	Chrysler Group LLC, Senior Notes,
	8.25%, 06/15/21	B1	3,141
700	Dana Holding Corporation, Senior Notes,
	5.375%, 09/15/21	B2	707
550	Gestamp Fund Lux S.A., Senior Notes,
	5.625%, 05/31/20 (g)	B1	556
450	Goodyear Tire & Rubber Company, Senior Notes,
	6.50%, 03/01/21	B1	470
550	Goodyear Tire & Rubber Company, Senior Notes,
	8.25%, 08/15/20	B1	584
200	Goodyear Tire & Rubber Company, Senior Notes,
	8.75%, 08/15/20	B1	235
350	Group 1 Automotive, Inc., Senior Notes,
	5%, 06/01/22 (g)	B1	339
1,025	Jaguar Land Rover Automotive Plc, Senior Notes,
	5.625%, 02/01/23 (g)	Ba2	1,061
350	Navistar International Group, Senior Notes,
	8.25%, 11/01/21	B3	355
400	Penske Auto Group, Inc., Senior Notes,

	5.75%, 10/01/22	B1	409
270	Pittsburgh Glass Works, LLC, Senior Notes,
	8%, 11/15/18 (g)	B3	287
475	Schaeffler Finance B.V., Senior Notes,
	6.875%, 08/15/18 (g)	B1	494
325	Sonic Automotive, Inc., Senior Subordinated Notes,
	5%, 05/15/23	B2	312
300	Sonic Automotive, Inc., Senior Subordinated Notes,
	7%, 07/15/22	B2	323
			11,735
Broadcasting - 6.29%
1,075	AMC Networks, Inc., Senior Notes,
	4.75%, 12/15/22	B1	1,059
725	CBS Outdoor Americas Capital LLC, Senior Notes,
	5.25%, 02/15/22 (g)	B1	724
250	CBS Outdoor Americas Capital LLC, Senior Notes,
	5.625%, 02/15/24 (g)	B1	251
75	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B1	76
850	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B1	871
75	Clear Channel Worldwide Holdings, Inc., Senior Subordinated
	Notes, 7.625%, 03/15/20	B3	77
200	Clear Channel Worldwide Holdings, Inc., Senior Subordinated
	Notes, 7.625%, 03/15/20	B3	208
350	Gannett Co., Inc., Senior Notes,
	5.125%, 10/15/19 (g)	Ba1	353
275	Gannett Co., Inc., Senior Notes,
	6.375%, 10/15/23 (g)	Ba1	287
800	IHeart Communications, Inc., Senior Notes,
	9%, 12/15/19	Caa1	806
707	IHeart Communications, Inc., Senior Notes,
	14%, 02/01/21 (c)	Ca	649
325	Lamar Media Corporation, Senior Subordinated Notes,
	5.875%, 02/01/22	B1	336
350	Lin Television Corporation, Senior Notes,
	8.375%, 04/15/18	B3	364
950	MDC Partners, Inc., Senior Notes,
	6.75%, 04/01/20 (g)	B3	988
400	Polish Television Holding B.V., Senior Notes,
	11%, 01/15/21 (g)(EUR)	(e)	595
600	Sinclair Television Group, Inc., Senior Notes,
	6.125%, 10/01/22	B1	612
1,475	Sirius XM Radio, Inc., Senior Notes,
	5.75%, 08/01/21 (g)	B1	1,475
725	Starz LLC, Senior Notes,
	5%, 09/15/19	Ba2	734
375	Townsquare Radio LLC, Senior Notes,
	9%, 04/01/19 (g)	B3	403
2,425	Univision Communications, Inc., Senior Notes,
	5.125%, 05/15/23 (g)	B2	2,455
300	Univision Communications, Inc., Senior Notes,
	6.75%, 09/15/22 (g)	B2	322
1,750	Univision Communications, Inc., Senior Notes,
	8.50%, 05/15/21 (g)	Caa2	1,855
			15,500
Building and Real Estate - 2.84%
500	CCRE Company, Senior Notes,
	7.75%, 02/15/18 (g)	B1	533
1,175	Howard Hughes Corporation, Senior Notes,
	6.875%, 10/01/21 (g)	Ba3	1,213
1,550	Jefferies LoanCore LLC, Senior Notes,
	6.875%, 06/01/20 (g)	B2	1,504
600	KB Home, Senior Notes,
	8%, 03/15/20	B2	658
325	Ladder Capital Finance Holdings LLLP, Senior Notes,
	5.875%, 08/01/21 (g)	Ba3	321
400	Ladder Capital Finance Holdings LLLP, Senior Notes,
	7.375%, 10/01/17	Ba3	423
125	Realology Group LLC, Senior Notes,

	9%, 01/15/20 (g)	B3	136
550	RPG Byty s.r.o., Senior Notes,
	6.75%, 05/01/20 (g)(EUR)	Ba2	726
675	William Lyon Homes, Inc., Senior Notes,
	7%, 08/15/22 (g)	B3	683
750	William Lyon Homes, Inc., Senior Notes,
	8.50%, 11/15/20	B3	810
			7,007
Building Products - 2.86%
950	Associated Materials, Inc., Senior Notes,
	9.125%, 11/01/17	Caa1	931
450	Builders First Source, Inc., Senior Notes,
	7.625%, 06/01/21 (g)	Caa1	450
1,075	Building Materials Corporation of America, Senior Notes,
	6.75%, 05/01/21 (g)	Ba3	1,134
650	Building Materials Holding Corporation, Senior Notes,
	9%, 09/15/18 (g)	B3	702
625	Euramax International, Senior Notes,
	9.50%, 04/01/16	Caa2	603
575	Nortek, Inc., Senior Notes,
	8.50%, 04/15/21	Caa1	615
650	Nortek, Inc., Senior Notes,
	10%, 12/01/18	Caa1	684
375	RSI Home Products, Inc., Senior Notes,
	6.875%, 03/01/18 (g)	B1	392
275	Springs Industries, Inc., Senior Notes,
	6.25%, 06/01/21	B2	270
750	Summit Materials LLC, Senior Notes,
	10.50%, 01/31/20	Caa1	823
100	Summit Materials LLC, Senior Notes,
	10.50%, 01/31/20 (g)	Caa1	110
175	USG Corporation, Senior Notes,
	5.875%, 11/01/21 (g)	B1	179
125	USG Corporation, Senior Notes,
	9.75%, 01/15/18	Caa1	144
			7,037
Cable Operators - 9.70%
425	Adria Bidco B.V., Senior Notes,
	7.875%, 11/15/20 (g)(EUR)	B2	564
750	Altice Financing S.A., Senior Notes,
	7.75%, 05/15/22 (g)	B3	763
200	Altice Financing S.A., Senior Notes,
	8.125%, 01/15/24 (g)	B3	212
875	Altice Financing S.A., Senior Notes,
	9%, 06/15/23 (g)(EUR)	B3	1,253
675	Altice Financing S.A., Senior Notes,
	9.875%, 12/15/20 (g)	B3	758
500	B Communications Ltd., Senior Notes,
	7.375%, 02/15/21 (g)	(e)	532
475	Block Communications, Inc., Senior Notes,
	7.25%, 02/01/20 (g)	Ba3	494
775	Cable Communications Systems NV, Senior Notes,
	7.50%, 11/01/20 (g)(EUR)	B1	1,030
815	CCO Holdings, LLC, Senior Notes,
	5.125%, 02/15/23	B1	782
75	CCO Holdings, LLC, Senior Notes,
	5.25%, 03/15/21	B1	74
725	CCO Holdings, LLC, Senior Notes,
	5.25%, 09/30/22	B1	709
325	CCO Holdings, LLC, Senior Notes,
	5.75%, 09/01/23	B1	324
2,350	CCO Holdings, LLC, Senior Notes,
	6.625%, 01/31/22	B1	2,468
650	Cequel Communications Holdings I, LLC, Senior Notes,
	5.125%, 12/15/21 (g)	B3	622
1,750	Cequel Communications Holdings I, LLC, Senior Notes,
	6.375%, 09/15/20 (g)	B3	1,800
900	CSC Holdings, LLC, Senior Notes,
	6.75%, 11/15/21	Ba2	959
800	Dish DBS Corporation, Senior Notes,

	5.125%, 05/01/20	Ba3	802
525	Dish DBS Corporation, Senior Notes,
	5.875%, 07/15/22	Ba3	536
325	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	Ba3	349
500	Mediacom Broadband LLC, Senior Notes,
	6.375%, 04/01/23	B3	511
1,675	Netflix, Inc., Senior Notes,
	5.375%, 02/01/21	Ba3	1,713
500	Netflix, Inc., Senior Notes,
	5.75%, 03/01/24 (g)	Ba3	512
900	Numericable Group, S.A., Senior Notes,
	6.25%, 05/15/24 (g)	Ba3	907
475	UPCB Finance Limited, Senior Notes,
	6.875%, 01/15/22 (g)	Ba3	509
550	UPCB Finance Limited, Senior Notes,
	7.25%, 11/15/21 (g)	Ba3	589
575	Videotron Ltee., Senior Notes,
	5%, 07/15/22	Ba2	571
375	Virgin Media Finance, Plc, Senior Note,
	6%, 10/15/24 (g)	B2	375
700	VTR Finance B.V., Senior Notes,
	6.875%, 01/15/24 (g)	B1	725
175	WaveDivision Holdings, LLC, Senior Notes,
	8.125%, 09/01/20 (g)	B3	189
550	Wide Open West Finance, LLC, Senior Notes,
	10.25%, 07/15/19	Caa1	594
800	Wide Open West Finance, LLC, Senior Subordinated Notes,
	13.375%, 10/15/19	Caa1	904
550	Ziggo Bond Company, B.V., Senior Notes,
	8%, 05/15/18 (g)(EUR)	Ba2	748
			23,878
Chemicals - 2.69%
300	Axalta Coating Systems Dutch Holding B B.V., Senior Notes,
	7.375%, 05/01/21 (g)	Caa1	321
475	Ciech Group Financing, Senior Notes,
	9.50%, 11/30/19 (g)(EUR)	B2	671
450	W.R. Grace & Company Conn., Senior Notes,
	5.125%, 10/01/21 (g)	Ba3	458
525	Hexion Specialty Chemicals, Inc., Senior Notes,
	6.625%, 04/15/20	B1	530
1,075	Hexion Specialty Chemicals, Inc., Senior Notes,
	8.875%, 02/01/18	Caa1	1,091
350	Ineos Group Holdings S.A., Senior Notes,
	6.125%, 08/15/18 (g)	B3	350
750	Momentive Performance, Senior Notes,
	8.875%, 10/15/20 (a)	(e)	673
425	PolyOne Corporation, Senior Notes,
	5.25%, 03/15/23	Ba3	412
325	PolyOne Corporation, Senior Notes,
	7.375%, 09/15/20	Ba3	341
1,225	PQ Corporation, Senior Notes,
	8.75%, 05/01/18 (g)	Caa1	1,300
425	Rayonier Ameircan Products, Inc., Senior Notes,
	5.50%, 06/01/24 (g)	Ba3	408
75	Trinseo Materials Operating S.C.A., Senior Notes,
	8.75%, 02/01/19	B2	79
			6,634
Consumer Products - 2.35%
525	24 Hour Holdings III LLC, Senior Notes,
	8%, 06/01/22 (g)	Caa1	486
1,325	Activision Blizzard, Inc., Senior Notes,
	5.625%, 09/15/21 (g)	Ba2	1,381
350	Activision Blizzard, Inc., Senior Notes,
	6.125%, 09/15/23 (g)	Ba2	372
160	Avon Products, Inc., Senior Notes
	4.60%, 03/15/20	Baa3	163
750	Hanesbrands, Inc., Senior Notes,
	6.375%, 12/15/20	Ba2	791

275	Levi Strauss & Co., Senior Notes,
	6.875%, 05/01/22	Ba3	289
325	Pantry, Inc., Senior Notes,
	8.375%, 08/01/20	Caa1	340
575	Quicksilver Inc., Senior Notes,
	10%, 08/01/20	Caa2	328
225	Spectrum Brands Escrow, Senior Notes,
	6.375%, 11/15/20	B3	235
650	Spectrum Brands Escrow, Senior Notes,
	6.625%, 11/15/22	B3	684
350	Tempur-Pedic International, Inc., Senior Notes,
	6.875%, 12/15/20	B3	373
325	Wolverine World Wide, Inc., Senior Notes,
	6.125%, 10/15/20	Ba3	340
			5,782
Container - 2.92%
375	AEP Industries, Inc., Senior Notes,
	8.25%, 04/15/19	B3	388
350	Ardagh Finance Holdings S.A., Senior Notes,
	8.625%, 06/15/19 (g)	Caa2	352
200	Ardagh Packaging Finance plc, Senior Notes,
	6.25%, 01/31/19 (g)	Caa1	199
578	Ardagh Packaging Finance plc, Senior Notes,
	7%, 11/15/20 (g)	Caa1	576
400	Beverage Packaging Holdings (Lux) II S.A., Senior Notes,
	5.625%, 12/15/16 (g)	Caa2	395
650	Beverage Packaging Holdings (Lux) II S.A., Senior Subordinated Notes
	6%, 06/15/17 (g)	Caa2	642
700	Consolidated Container Company LLC, Senior Notes,
	10.125%, 07/15/20 (g)	Caa2	673
400	Exopack Holding Corporation, Senior Notes,
	10%, 06/01/18 (g)	Caa2	430
350	Greif Inc., Senior Notes,
	7.75%, 08/01/19	Ba2	397
200	Reynolds Group Issuer, Inc., Senior Notes,
	5.75%, 10/15/20	B1	203
175	Reynolds Group Issuer, Inc., Senior Notes,
	7.125%, 04/15/19	B1	181
1,350	Reynolds Group Issuer, Inc., Senior Notes,
	9%, 04/15/19	Caa2	1,407
425	Reynolds Group Issuer, Inc., Senior Notes,
	9.875%, 08/15/19	Caa2	457
625	Sealed Air Corporation, Senior Notes,
	5.25%, 04/01/23 (g)	B1	611
249	Tekni Plex, Inc., Senior Notes,
	9.75%, 06/01/19 (g)	B3	271
			7,182
Energy - 17.54%
1,000	American Energy - Permian Basin, Senior Notes,
	6.741%, 08/01/19 (g)	Caa1	916
75	American Energy, Senior Notes,
	7.375%, 11/01/21 (g)	Caa1	69
525	AmeriGas Finance LLC, Senior Notes,
	7%, 05/20/22	Ba2	549
725	Antero Resources Finance Corporation, Senior Notes,
	5.125%%, 12/01/22 (g)	B1	705
1,375	Antero Resources Finance Corporation, Senior Notes,
	6%, 12/01/20	B1	1,409
550	Athlon Holdings L.P., Senior Notes,
	6%, 05/01/22 (g)	B3	590
1,075	Athlon Holdings L.P., Senior Notes,
	7.375%, 04/15/21	B3	1,166
375	Atlas Pipeline Partners, L.P., Senior Notes,
	5.875%, 08/01/23	B2	366
175	Bill Barrett Corporation, Senior Notes,
	7%, 10/15/22	B2	175
1,275	Bill Barrett Corporation, Senior Notes,
	7.625%, 10/01/19	B2	1,329
875	Bonanza Creek Energy, Inc., Senior Notes,
	5.75%, 02/01/23	B3	840
925	CGG SA, Senior Notes,

	6.875%, 01/15/22 (g)	B1	823
1,275	Chesapeake Energy Corp., Senior Notes,
	5.75%, 03/15/23	Ba1	1,358
425	Compressco Partners, L.P., Senior Notes,
	7.25%, 08/15/22 (g)	B2	426
2,125	Concho Resources, Inc., Senior Notes,
	5.50%, 04/01/23	Ba3	2,205
300	Concho Resources, Inc., Senior Notes,
	7%, 01/15/21	Ba3	320
700	Denbury Resources, Inc., Senior Notes,
	5.50%, 05/01/22	B1	693
200	Exterran Holdings, Inc., Senior Notes,
	6%, 04/01/21	B1	195
675	Exterran Holdings, Inc., Senior Notes,
	6%, 10/01/22 (g)	B1	656
925	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21	B2	913
525	Ferrellgas, Partners L.P., Senior Notes,
	6.75%, 01/15/22	B2	516
675	Jupiter Resources, Inc., Senior Notes,
	8.50%, 10/01/22 (g)	B3	597
175	Kinder Morgan Inc., Senior Notes,
	5.625%, 11/15/23 (g)	Ba2	187
600	Laredo Petroleum, Inc., Senior Notes,
	7.375%, 05/01/22 B3	B2	632
2,000	MarkWest Energy Partners, L.P., Senior Notes,
	4.50%, 07/15/23	Ba3	1,955
325	McDermott International, Senior Notes,
	8%, 05/01/21 (g)	B1	318
550	Memorial Production Partners, L.P., Senior Notes,
	6.875%, 08/01/22 (g)	Caa1	525
675	Memorial Resource Development Corporation, Senior Notes,
	5.875%, 07/01/22 (g)	Caa1	660
625	Newfield Exploration Company, Senior Subordinated Notes,
	5.75%, 01/30/22	Ba1	668
1,100	Niska Gas Storage Canada ULC, Senior Notes,
	6.50%, 04/01/19 (g)	B3	968
675	NuStar Logistics, L.P., Senior Notes,
	6.75%, 02/01/21	Ba1	734
100	Pacific Rubiales Energy Corporation, Senior Notes,
	5.125%, 03/28/23 (g)	Ba2	95
575	Pacific Rubiales Energy Corporation, Senior Notes,
	5.625%, 01/29/25 (g)	Ba2	546
325	Paragon Offshore Limited, Senior Notes,
	6.75%, 07/15/22 (g)	Ba3	275
650	Parker Drilling Company, Senior Notes,
	6.75%, 07/15/22 (g)	B1	657
925	Parsley Energy LLC, Senior Notes
	7.50%, 2/15/22 (g)	Caa2	954
1,400	PDC Energy, Senior Notes,
	7.75%, 10/15/22	B3	1,498
400	Penn Virginia Corporation, Senior Notes,
	7.25%, 04/15/19	Caa1	401
471	Penn Virginia Resource, Senior Notes,
	8.375%, 06/01/20	Ba3	511
800	Penn Virginia Corporation, Senior Notes,
	8.50%, 05/01/20	Caa1	848
125	Penn Virginia Resource, Senior Notes,
	6.50%, 05/15/21	Ba3	131
375	Petroleos de Venezuela, S.A., Senior Notes,
	8.50%, 11/02/17 (g)	(e)	295
700	Range Resources Corporaiton, Senior Subordinated Notes,
	5%, 03/15/23	Ba2	721
450	Regency Energy Partners, L.P., Senior Notes,
	5.875%, 03/01/22	Ba3	469
1,075	Rosetta Resources, Inc., Senior Notes,
	5.875%, 06/01/24	B1	1,054
350	Sabine Pass LNG, L.P., Senior Notes,
	5.625%, 04/15/23	Ba3	354
300	Sabine Pass LNG, L.P., Senior Notes,
	6.50%, 11/01/20	B1	310
675	Samson Investment Company, Senior Notes,
	9.75%, 02/15/20	B3	621
375	Seven Generations Energy Ltd., Senior Notes,
	8.25%, 05/15/20 (g)	Caa1	405
875	Seventy Seven Energy Inc., Senior Notes,

	6.50%, 07/15/22 (g)	B2	858
975	SM Energy Company, Senior Notes,
	5%, 01/15/24	Ba2	936
325	SM Energy Company, Senior Notes,
	6.50%, 11/15/21	Ba2	343
775	SM Energy Company, Senior Notes,
	6.50%, 01/01/23	Ba2	814
225	SM Energy Company, Senior Notes,
	6.625%, 02/15/19	Ba2	233
1,550	Targa Resources Partners L.P., Senior Notes,
	4.25%, 11/15/23	Ba2	1,484
800	Targa Resources Partners L.P., Senior Notes,
	5.25%, 05/01/23	Ba2	810
625	Tervita Corporation, Senior Notes,
	8%, 11/15/18 (g)	B3	630
675	Tervita Corporation, Senior Notes,
	10.875%, 02/15/18 (g)	Caa2	675
625	Western Refining, Inc., Senior Notes,
	6.25%, 04/01/21	B3	634
100	WPX Energy, Inc., Senior Notes,
	5.25%, 09/15/24	Ba1	98
1,525	WPX Energy, Inc., Senior Notes,
	6%, 01/15/22	Ba1	1,571
500	YPF Sociedad Anonima, Senior Notes,
	8.75%, 04/04/24 (g)	Caa1	514
			43,208
Entertainment & Leisure - 1.50%
525	Cedar Fair LP, Senior Notes,
	5.25%, 03/15/21	B1	519
500	DreamWorks Animation SKG, Inc., Senior Notes,
	6.875%, 08/15/20 (g)	Ba3	522
350	National CineMedia LLC, Senior Notes,
	6%, 04/15/22	Ba2	354
875	Regal Entertainment Group, Senior Notes,
	5.75%, 03/15/22	B3	877
675	Six Flags Entertainment Corporation, Senior Notes,
	5.25%, 01/15/21 (g)	B3	656
247	WMG Acquisition Corporation, Senior Notes,
	6%, 01/15/21 (g)	B1	250
525	WMG Acquisition Corporation, Senior Notes,
	6.75%, 04/15/22 (g)	Caa1	507
			3,685
Financial - 9.21%
650	Aircastle Limited, Senior Notes,
	6.25%, 12/01/19	Ba3	685
750	Aircastle Limited, Senior Notes,
	7.625%, 04/15/20	Ba3	837
775	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	B1	895
625	American Capital Ltd., Senior Notes,
	6.50%, 09/15/18 (g)	B3	641
250	A S Company, Senior Notes,
	7.875%, 12/15/20 (g)	Caa2	258
450	CIT Group, Inc., Senior Notes,
	5%, 08/15/22	Ba3	452
2,075	CIT Group, Inc., Senior Notes,
	5%, 08/01/23	Ba3	2,054
325	CIT Group, Inc., Senior Notes,
	5.375%, 05/15/20	Ba3	335
475	CNO Financial Group Inc., Senior Notes,
	6.375%, 10/01/20 (g)	Ba2	502
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,525
350	General Motors Financial Company, Inc., Senior Notes,
	3.25%, 05/15/18	Ba1	353
200	General Motors Financial Company, Inc., Senior Notes,
	6.75%, 06/01/18	Ba1	223
825	Harbinger Group, Inc., Senior Notes,
	7.875%, 07/15/19	Ba3	878
650	Icahn Enterprises, Senior Notes,

	4.875%, 03/15/19	Ba3	644
1,200	Icahn Enterprises, Senior Notes,
	6%, 08/01/20	Ba3	1,239
300	International Lease Finance Corporation, Senior Notes,
	8.875%, 09/01/17	Ba2	338
525	iStar Financial, Inc., Senior Notes,
	5%, 07/01/19	B3	507
525	iStar Financial, Inc., Senior Notes,
	7.125%, 02/15/18	B3	555
525	National Financial Partnership, Senior Notes,
	9%, 07/15/21 (g)	Caa2	560
975	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 07/01/21	B2	921
525	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 06/01/22	B2	495
400	Neuberger Berman Group LLC, Senior Notes,
	5.625%, 03/15/20 (g)	Ba1	416
425	Neuberger Berman Group LLC, Senior Notes,
	5.875%, 03/15/22 (g)	Ba1	452
425	Ocwen Financial Corporation, Senior Notes,
	6.625%, 05/15/19 (g)	B2	409
650	Provident Funding Associates, L.P., Senior Notes,
	6.75%, 06/15/21 (g)	Ba3	642
225	Provident Funding Associates, L.P., Senior Notes,
	10.125%, 02/15/19 (g)	Ba3	241
325	Sberbank, Senior Notes,
	6.125%,0 2/07/22 (g)	Baa1	325
420	Sberbank, Subordinated Notes,
	5.125%, 10/29/22 (g)	Baa3	381
350	Sberbank, Subordinated Notes,
	5.50%, 02/26/24 (g)	(e)	315
1,350	Synovus Financial Corporation, Subordinate Notes,
	5.125%, 06/15/17	B2	1,391
525	Synovus Financial Corporation, Senior Notes,
	7.875%, 02/15/19	B1	585
200	Towergate Finance plc, Senior Notes,
	8.50%, 02/15/18 (g)(GBP)	B1	311
200	Towergate Finance plc, Senior Notes,
	10.50%, 02/15/19 (g)(GBP)	Caa2	277
425	USI Inc., Senior Notes,
	7.75%, 01/15/21(g)	Caa2	422
1,625	Walter Investment Management Corporation, Senior Notes,
	7.875%, 12/15/21 (g)	B3	1,625
			22,689
Food/Tobacco - 2.28%
353	Bumble Bee Acquistion Company, Senior Notes,
	9%, 12/15/17 (g)	B3	370
600	Constellation Brands, Inc., Senior Notes,
	6%, 05/01/22	Ba1	654
775	Cott Beverages, Inc., Senior Notes,
	5.375%, 07/01/22 (g)	B3	748
325	Darling Escrow Corporation, Senior Notes,
	5.375%, 01/15/22	B1	328
200	Diamond Foods, Inc., Senior Notes,
	7%, 03/15/19 (g)	Caa2	200
660	Esal GMBH, Senior Notes,
	6.25%, 02/05/23 (g)	(e)	642
700	JBS USA, LLC, Senior Notes,
	5.875%, 07/15/24 (g)	Ba3	672
255	JBS Investments GMBH, Senior Notes,
	7.75%, 10/28/20 (g)	(e)	271
300	Post Holdings, Inc., Senior Notes,
	6%, 12/15/22 (g)	B2	275
325	Post Holdings, Inc., Senior Notes,
	6.75%, 12/01/21 (g)	B2	312
425	Post Holdings, Inc., Senior Notes,
	7.375%, 02/15/22	B2	423
350	Shearers Food, Inc., Senior Notes,
	9%, 11/01/19 (g)	B1	380
325	Whitewave Foods Company, Senior Notes,
	5.375%, 10/01/22	B1	330
			5,605

Forest Products - 2.38%
180	Ainsworth Lumber Company Ltd., Senior Notes,
	7.50%, 12/15/17 (g)	B1	188
425	Boise Cascade LLC, Senior Notes,
	6.375%, 11/01/20	B1	446
925	Cascades, Inc., Senior Notes,
	7.875%, 01/15/20	Ba3	967
650	P.H. Glatfelter Company, Senior Notes,
	5.375%, 10/15/20	Ba1	670
325	Graphic Packaging International, Inc., Senior Notes,
	4.75%, 04/15/21	Ba3	322
950	Mercer International, Inc., Senior Notes,
	9.50%, 12/01/17	B3	998
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19	Baa3	661
675	Sappi Papier Holding GmbH, Senior Notes,
	6.625%, 04/15/21 (g)	Ba2	699
575	Sappi Papier Holding GmbH, Senior Notes,
	7.75%, 07/15/17 (g)	Ba2	618
275	Sappi Papier Holding GmbH, Senior Notes,
	8.375%, 06/15/19 (g)	Ba2	296
			5,865
Gaming - 3.42%
75	Boyd Gaming Corporation, Senior Notes,
	9%, 07/01/20	B3	78
650	Caesars Entertainment Operating Company, Senior Notes,
	11%, 10/01/21 (g)	Caa2	616
375	Caesars Entertainment Operating Company, Senior Notes,
	11.25%, 06/01/17	Caa2	290
600	Chester Downs and Marina, LLC, Senior Notes,
	9.25%, 02/01/20 (g)	B3	564
625	Cirsa Funding Luxembourg S.A., Senior Notes,
	8.75%, 05/15/18 (g)(EUR)	B3	816
900	Graton Economic Development Authority, Senior Notes,
	9.625%, 09/01/19 (g)	B3	1,028
225	Intralot Finance Luxembourg S.A., Senior Notes,
	9.75%, 08/15/18 (g)(EUR)	B1	313
825	MGM Resorts International, Senior Notes,
	6.625%, 12/15/21	B3	870
625	MGM Resorts International, Senior Notes,
	6.75%, 10/01/20	B3	664
375	Peninsula Gaming, LLC, Senior Notes,
	8.375%, 02/15/18 (g)	Caa1	390
725	Pinnacle Entertainment, Inc., Senior Notes,
	7.50%, 04/15/21	B2	756
600	Quapaw Downstream Development Authority, Senior Notes,
	10.50%, 07/01/19 (g)	B3	632
289	Rivers Pittsburgh Borrower, L.P., Senior Notes,
	9.50%, 06/15/19 (g)	B3	308
275	Safari Holding Verwaltungs GmbH, Senior Notes,
	8.25%, 02/15/21 (g)(EUR)	B2	354
725	Station Casinos LLC, Senior Notes,
	7.50%, 03/01/21	Caa1	756
			8,435
Health Care - 9.30%
600	AmSurg Corporation, Senior Notes,
	5.625%, 07/15/22 (g)	B3	594
275	Aviv Healthcare Properties Ltd. Partnership, Senior Notes,
	7.75%, 02/15/19	Ba3	286
725	Capsugel S.A., Senior Notes,
	7%, 05/15/19 (g)	Caa1	727
850	CHS/Community Health Systems, Inc., Senior Notes,
	5.125%, 08/01/21 (g)	Ba2	852
1,600	CHS/Community Health Systems, Inc., Senior Notes,
	6.875%, 02/01/22 (g)	B3	1,664
725	CHS/Community Health Systems, Inc., Senior Notes,
	7.125%, 07/15/20	B3	769
475	CHS/Community Health Systems, Inc., Senior Notes,
	8%, 11/15/19	B3	507

725	Crimson Merger, Inc., Senior Notes,
	6.625%, 05/15/22 (g)	Caa1	663
975	Fresenius Medical Care US Finance II, Inc., Senior Notes,
	5.625%, 07/31/19 (g)	Ba2	1,024
250	Fresenius Medical Care US Finance II, Inc., Senior Notes,
	5.875%, 01/31/22 (g)	Ba2	266
525	HCA Holdings, Inc., Senior Notes,
	6.25%, 02/15/21	B3	549
1,375	HCA, Inc., Senior Notes,
	7.50%, 02/15/22	B3	1,550
175	Home VI , Inc., Senior Notes,
	6.875%, 08/15/21 (g) (EUR)	B3	227
475	Iasis Healthcare Capital
	8.375%, 05/15/19	Caa1	498
400	Jaguar Holdings, Inc., Senior Notes,
	9.375%, 10/15/17 (g)	Caa1	406
700	Jaguar Holdings, Inc., Senior Notes,
	9.50%, 12/01/19 (g)	B3	751
400	Kindred Healthcare, Inc., Senior Notes,
	6.375%, 04/15/22 (g)	B3	396
625	Kinetic Concepts, Inc., Senior Notes,
	10.50%, 11/01/18	B3	678
275	Kinetic Concepts, Inc., Senior Notes,
	12.50%, 11/01/19	Caa1	305
525	Medi Partenaires SAS, Senior Notes,
	7%, 05/15/20 (g) (EUR)	B2	693
250	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 02/15/22	Ba1	266
525	MPT Operating Partnership, L.P., Senior Notes,
	6.875%, 05/01/21	Ba1	562
675	Omega Healthcare Investors, Inc., Senior Notes,
	5.875%, 03/15/24	Ba1	707
625	Opal Acquisition, Inc., Senior Note,
	8.875%, 12/15/21 (g)	Caa2	650
300	Par Pharmaceutical, Senior Notes,
	7.375%, 10/15/20	Caa1	312
150	Pinnacle Merger, Senior Notes,
	9.50%, 10/01/23 (g)	Caa1	163
600	Select Medical Corporation, Senior Notes,
	6.375%, 06/01/21	B3	599
1,100	Tenet Healthcare Corporation, Senior Notes,
	4.50%, 04/01/21	Ba2	1,073
525	Tenet Healthcare Corporation, Senior Notes,
	6%, 10/01/20	Ba2	555
250	Truven Health Analytics, Senior Notes,
	10.625%, 06/01/20	Caa2	265
850	Universal Hospital Services, Inc., Senior Notes,
	7.625%, 08/15/20	B3	816
1,900	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	B1	1,952
825	Valeant Pharmaceuticals International, Senior Notes,
	6.75%, 08/15/18 (g)	B1	868
100	Voyage Care BondCo, plc, Senior Notes,
	6.50%, 08/01/18 (g)(GBP)	B2	166
525	Wellcare Health Plans, Inc., Senior Notes,
	5.75%, 11/15/20	Ba2	534
			22,893
Information Technology - 4.67%
250	Alcatel Lucent USA, Inc., Senior Notes,
	6.75%, 11/15/20 (g)	B3	255
400	Alcatel Lucent USA, Inc., Senior Notes,
	8.875%, 01/01/20 (g)	B3	435
700	Ancestry.com Inc., Senior Notes,
	9.625%, 10/15/18 (g)	Caa1	707
425	Ancestry.com Inc., Senior Notes,
	11%, 12/15/20	B3	485
600	Bankrate, Inc., Senior Notes,
	6.125%, 08/15/18 (g)	B2	589
650	BMC Software Finance, Inc., Senior Notes,
	8.125%, 07/15/21 (g)	Caa1	621
150	Dell, Inc., Senior Notes,
	4.625%, 04/01/21	B1	144

375	Dell, Inc., Senior Notes,
	5.65%, 04/15/18	B1	390
500	Dell, Inc., Senior Notes,
	5.875%, 06/15/19	B1	526
875	Denali Borrower, Senior Notes,
	5.625%, 10/15/20 (g)	Ba2	899
800	Eagle Midco Inc., Senior Notes,
	9%, 06/15/18 (g)	Caa1	820
500	Epicor Software Corporation, Senior Notes,
	8.625%, 05/01/19	B3	528
650	Goodman Networks, Inc., Senior Secured Notes,
	12.125%, 07/01/18	B3	689
1,350	iGATE Corporation, Senior Notes,
	4.75%, 04/15/19 (g)	B1	1,316
850	Infor Software Parent, Inc., Senior Notes,
	7.125%, 05/01/21 (g)	Caa1	842
650	Infor US, Inc., Senior Notes,
	9.375%, 04/01/19	Caa1	700
400	NXP B.V., Senior Notes,
	5.75%, 02/15/21 (g)	B1	408
450	NXP B.V., Senior Notes,
	5.75%, 03/15/23 (g)	B1	452
700	Zebra Technologies Corporation, Senior Notes,
	7.25%, 10/15/22 (g)	B2	700
			11,506
Lodging - .52%
850	Hilton Worldwide Finance, Senior Notes,
	5.625%, 10/15/21 (g)	B3	876
375	Playa Resorts Holding B.V., Senior Notes,
	8%, 08/15/20 (g)	Caa1	393
			1,269
Manufacturing - 2.53%
425	Accudyne Industries Borrower S.C.A., Senior Notes,
	7.75%, 12/15/20 (g)	Caa1	438
675	Apex Tool Group, Senior Notes,
	7%, 02/01/21 (g)	Caa1	621
400	CNH Capital LLC, Senior Notes,
	3.625%, 04/15/18	Ba1	391
900	CNH Capital LLC, Senior Notes,
	6.25%, 11/01/16	Ba1	947
250	Columbus McKinnon Corporation, Senior Subordinated Notes,
	7.875%, 02/01/19	B1	262
625	Gardner Denver Inc., Senior Notes,
	6.875%, 08/15/21 (g)	Caa1	630
400	Manitowoc Company, Inc., Senior Notes,
	5.875%, 10/15/22	B2	412
300	Manitowoc Company, Inc., Senior Notes,
	8.50%, 11/01/20	B2	323
301	Mcron Finance Sub LLC, Senior Notes,
	8.375%, 05/15/19 (g)	B1	319
600	Milacron LLC, Senior Notes,
	7.75%, 02/15/21 (g)	Caa1	634
1,000	Terex Corporation, Senior Notes,
	6%, 5/15/21	B2	1,040
200	Terex Corporation, Senior Notes,
	6.50%, 04/01/20	B2	209
			6,226
Metals & Mining - 7.65%
900	AK Steel Corporation, Senior Notes,
	7.625%, 10/01/21	Caa1	869
1,000	AK Steel Corporation, Senior Notes,
	8.375%, 04/01/22	Caa1	990
300	Aleris International, Inc., Senior Notes,
	7.625%, 02/15/18	B2	301
600	Aleris International, Inc., Senior Notes,
	7.875%, 11/01/20	B2	595
600	Alpha Natural Resources, Inc., Senior Notes,
	7.50%, 08/01/20 (g)	B2	540

100	ArcelorMittal, Senior Notes,
	5.75%, 08/05/20	Ba1	104
575	ArcelorMittal, Senior Notes,
	6%, 03/01/21	Ba1	602
700	ArcelorMittal, Senior Notes,
	6.75%, 02/25/22	Ba1	749
500	ArcelorMittal, Senior Notes,
	10.35%, 06/01/19	Ba1	610
625	BlueScope Steel (Finance) Limited, Senior Notes,
	7.125%, 05/01/18 (g)	Ba3	652
1,025	Consol Energy, Inc., Senior Notes,
	5.875%, 04/15/22 (g)	B1	1,009
525	Consol Energy, Inc., Senior Notes,
	8.25%, 04/01/20	B1	549
875	Eldorado Gold Corporation, Senior Notes,
	6.125%, 12/15/20 (g)	Ba3	868
625	First Quantum Minerals Ltd., Senior Notes,
	7.25%, 05/15/22 (g)	B1	639
725	Foresight Energy LLC, Senior Notes,
	7.875%, 08/15/21 (g)	Caa1	763
325	Imperial Metals Corporation, Senior Notes,
	7%, 03/15/19 (g)	B3	306
700	JMC Steel Group, Inc., Senior Notes,
	8.25%, 03/15/18 (g)	Caa1	712
800	Magnetation LLC, Senior Notes,
	11%, 05/15/18 (g)	B3	806
725	Murray Energy Corporation, Senior Notes,
	8.625%, 06/15/21 (g)	Caa1	750
450	Murray Energy Corporation, Senior Notes,
	9.50%, 12/05/20 (g)	(e)	488
425	Novelis, Inc., Senior Notes,
	8.75%, 12/15/20	B2	455
675	Nyrstar Netherlands Holdings B.V., Senior Notes,
	8.50%, 09/15/19 (g) (EUR)	B3	806
775	Ryerson Inc., Senior Secured Notes,
	9%, 10/15/17	Caa2	814
769	Ryerson Inc., Senior Secured Notes,
	11.25%, 10/15/18	Caa3	846
275	Steel Dynamics, Senior Notes,
	5.125%, 10/01/21 (g)	Ba2	278
325	Steel Dynamics, Senior Notes,
	6.125%, 08/15/19	Ba2	344
275	SunCoke Energy Partners, L.P., Senior Notes,
	7.375%, 02/01/20 (g)	B1	287
525	United States Steel Corporation, Senior Notes,
	6.875%, 04/01/21	B1	554
500	Vedanta Resources Plc, Senior Notes,
	6%, 01/31/19 (g)	Ba3	509
625	Vedanta Resources Plc, Senior Notes,
	8.25%, 06/07/21 (g)	Ba3	682
350	Westmoreland Escrow Corporation, Senior Notes,
	10.75%, 02/01/18	Caa1	368
			18,845
Other Telecommunications - 2.77%
1,300	Century Link, Inc., Senior Notes,
	5.625%, 04/01/20	Ba2	1,340
375	Century Link, Inc., Senior Notes,
	6.45%, 06/15/21	Ba2	401
525	DuPont Fabros Technology L.P., Senior Notes,
	5.875%, 09/15/21	Ba1	538
250	Earthlink Inc., Senior Notes,
	7.375%, 06/01/20	Ba3	256
600	Equinix, Inc., Senior Notes,
	5.375%, 04/01/23	Ba3	591
1,000	Equinix, Inc., Senior Notes,
	7%, 07/15/21	Ba3	1,065
650	Level 3 Financing, Inc., Senior Notes,
	8.625%, 07/15/20	B3	704
200	Level 3 Communications, Inc., Senior Notes,
	8.875%, 06/01/19	Caa2	213
375	Play Topco S.A., Senior Notes,

	7.75%, 02/28/20 (c)(g) (EUR)	Caa1	474
700	Telecom Italia, Senior Notes,
	6.375%, 06/24/19 (GBP)	Ba1	1,229
			6,811
Publishing - .88%
712	Dex Media Inc., Senior Subordinated Notes,
	14%, 01/29/17 (c)	Caa3	463
250	Harland Clarke Holdings Corporation, Senior Notes,
	6.875%, 03/01/20 (g)	B1	253
525	Time, Inc., Senior Notes,
	5.75%, 04/15/22 (g)	B1	504
875	Trader Corporation, Senior Notes,
	9.875%, 08/15/18 (g)	B3	937
			2,157
Real Estate Investment Trust Securities - .44%
1,100	CBRE Services, Inc., Senior Notes,
	5%, 03/15/23	Ba1	1,089

Restaurants - .37%
350	1011778 B.C. United Liability Company, Senior Notes,
	6%, 04/01/22 (g)	Caa1	347
575	P.F. Chang’s China Bistro, Inc., Senior Notes,
	10.25%, 06/30/20 (g)	Caa1	569
			916
Retail - 3.00%
175	Academy Ltd., Senior Notes,
	9.25%, 08/01/19 (g)	B3	185
400	DBP Holding Corporation, Senior Notes,
	7.75%, 10/15/20 (g)	Caa2	348
700	Guitar Center Inc., Senior Notes,
	6.50%,04/15/19 (g)	B3	632
400	Magnolia S.A., Senior Notes,
	9%, 08/01/20 (g)(EUR)	B2	485
150	Matalan Finance Plc, Senior Notes,
	6.875%, 06/01/19 (g)(GBP)	B2	231
300	Michaels Stores, Inc., Senior Notes,
	5.875%, 12/15/20 (g)	B3	299
925	New Look Bondco I plc, Senior Notes,
	8.375%, 05/14/18 (g)	B1	963
400	99 Cents Only Stores, Senior Notes,
	11%, 12/15/19	Caa1	433
650	PC Nextco Holdings, LLC, Senior Notes,
	8.75%, 08/15/19	Caa2	650
775	J.C. Penney Corporation, Inc., Senior Notes,
	7.65%, 08/15/16	Caa2	806
750	J.C. Penney Corporation, Inc., Senior Notes,
	8.125%, 10/01/19	Caa2	731
375	Sears Holding Corporation, Senior Notes,
	6.625%, 10/15/18	Caa1	336
325	The Men’s Warehouse, Inc., Senior Notes,
	7%, 07/01/22 (g)	B2	330
925	William Carter, Senior Notes,
	5.25%, 08/15/21	Ba2	948
			7,377
Satellites - 2.07%
775	Hughes Satellite Systems, Inc., Senior Notes,
	6.50%, 06/15/19	Ba3	832
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	849
1,275	Intelsat Jackson Holdings Ltd., Senior Notes,
	5.50%, 08/01/23	B3	1,221
1,250	Intelsat (Luxembourg) S.A., Senior Notes,
	7.75%, 6/01/21	Caa2	1,275
500	Intelsat (Luxembourg) S.A., Senior Notes,
	8.125%, 06/01/23	Caa2	521
375	ViaSat, Inc., Senior Notes,

	6.875%, 06/15/20	B2	398
			5,096
Services - 8.52%
250	ACI Worldwide, Inc., Senior Notes,
	6.375%, 08/15/20 (g)	B2	259
550	Alliance Data Systems Company, Senior Notes,
	5.375%, 08/01/22 (g)	(e)	534
350	Aramark Holdings, Senior Notes,
	5.75%, 03/15/20	B3	360
250	Ashtead Capital Inc., Senior Notes,
	6.50%, 07/15/22 (g)	Ba3	264
500	Aston Escrow Corporation, Senior Notes,
	9.50%, 08/15/21 (g)	B3	493
425	Blueline Rental Finance, Senior Notes,
	7%, 02/01/19 (g)	B3	438
325	Brakes Capital, Senior Notes,
	7.125%, 12/15/18 (g) (GBP)	B3	505
750	CDW Corporation, Senior Secured Notes,
	6%, 08/15/22	B3	778
275	Ceridian Corporation, Senior Notes,
	8.875%, 07/15/19 (g)	B1	304
325	Clean Harbors, Incorporated, Senior Notes,
	5.125%, 06/01/21	Ba2	322
250	Clean Harbors, Incorporated, Senior Notes,
	5.25%, 08/01/20	Ba2	251
700	Corelogic Inc., Senior Notes,
	7.25%, 06/01/21	B1	733
250	Corrections Corporation of America, Senior Notes,
	4.625%, 05/01/23	Ba1	240
650	Dycom Investments Inc., Senior Subordinated Notes,
	7.125%, 01/15/21	Ba3	684
100	Equiniti Newco plc, Senior Notes,
	7.125%, 12/15/18 (g)(GBP)	B3	164
450	Europcar Groupe SA, Senior Notes,
	11.50%, 05/15/17 (g)(EUR)	Caa1	651
1,186	First Data Corporation, Senior Notes,
	6.75%, 11/01/20 (g)	B1	1,254
3,175	First Data Corporation, Senior Notes,
	12.625%, 01/15/21	Caa1	3,802
96	First Data Holdings Inc., Senior Notes,
	14.50%, 09/24/19 (c)(g)	(e)	102
175	FTI Consulting Inc., Senior Notes,
	6%, 11/15/22	Ba2	179
475	FTI Consulting Inc., Senior Notes,
	6.75%, 10/01/20	Ba2	498
300	H&E Equipment Services, Senior Notes,
	7%, 09/01/22	B3	319
350	Igloo Holdings Corporation, Senior Notes,
	8.25%, 12/15/17 (g)	Caa2	355
275	Interline Brands Inc., Senior Notes,
	10%, 11/15/18	Caa2	286
400	Iron Mountain Europe Plc, Senior Notes,
	6.125%, 09/15/22 (g) (GBP)	Ba1	651
1,175	Laureate Education, Inc., Senior Ntoes,
	9.50%, 09/01/19 (g)	Caa1	1,176
825	Lender Processing Services, Inc., Senior Notes,
	5.75%, 04/15/23	Baa3	870
150	Loxam SAS, Senior Subordinated Notes,
	7%, 07/23/22 (g)(EUR)	(e)	176
925	Outerwall, Inc., Senior Notes,
	6%, 03/15/19	Ba3	913
900	Safway Group Holding LLC, Senior Notes,
	7%, 05/15/18 (g)	B3	909
250	Transunion Holding Company, Inc., Senior Notes,
	8.125%, 06/15/18	Caa1	258
500	Travelport LLC, Senior Notes,
	11.875%, 09/01/16	Caa3	500
1,050	Travelport LLC, Senior Notes,
	13.875%, 03/01/16 (c)(g)	Caa2	1,050
700	United Rentals of North America, Inc., Senior Notes,
	6.125%, 06/15/23	B2	718

			20,996
Supermarkets - .99%
475	BI-LO Holding Finance, LLC, Senior Notes,
	8.625%, 09/15/18 (g)	Caa1	433
1,300	Rite Aid Corporation, Senior Notes,
	6.75%, 06/15/21	Caa1	1,329
650	Rite Aid Corporation, Senior Notes,
	7.70%, 02/15/27	Caa1	683
			2,445
Transportation - .65%
1,250	Aguila 3 S.A., Senior Notes,
	7.875%, 01/31/18 (g)	B2	1,278
325	Watco Companies, LLC, Senior Notes,
	6.375%, 04/01/23 (g)	B3	327
			1,605
Utilities - 2.64%
775	AES Corporation, Senior Notes,
	5.50%, 03/15/24	Ba3	763
875	Calpine Corporation, Senior Notes,
	5.375%, 01/15/23	B3	853
1,650	Energy Future Intermediate Holding Company,
	10%, 12/01/20 (a) ESC	(e)	140
850	GenOn Escrow Corporation, Senior Notes,
	9.50%, 10/15/18	B3	884
2,325	NRG Energy, Inc., Senior Notes,
	6.25%, 07/15/22 (g)	B1	2,383
350	NRG Energy, Inc., Senior Notes,
	6.25%, 05/01/24 (g)	B1	351
550	NRG Energy, Inc., Senior Notes,
	6.625%, 03/15/23	B1	561
575	NRG Yield Inc., Senior Notes,
	5.375%, 08/15/24 (g)	Ba1	579
			6,514
Wireless Communications - 7.07%
775	Arqiva Broadcasting, Senior Notes,
	9.50%, 03/31/20 (g)(GBP)	B3	1,387
625	Bite Finance International, Senior Notes,
	7.699%, 02/15/18 (g)(EUR)	B3	784
950	Crown Castle International Corporation, Senior Notes,
	5.25%, 01/15/23	B1	941
625	Digicel Limited, Senior Notes,
	6%, 04/15/21 (g)	B1	619
450	Digicel Group Limited, Senior Notes,
	7.125%, 04/01/22 (g)	Caa1	450
675	Matterhorn Mobile S.A., Senior Notes,
	7.75%, 02/15/20 (g)(EUR)	Caa1	895
205	Millicom International Cellular S.A., Senior Notes,
	6.625%, 10/15/21 (g)	Ba2	212
200	Sable International Finance Limited, Senior Notes,
	8.75%, 02/01/20 (g)	Ba2	218
2,850	Sprint Corporation, Senior Notes,
	7.125%, 06/15/24 (g)	B1	2,879
1,025	Sprint Nextel Corporation, Senior Notes,
	11.50%, 11/15/21	B1	1,307
675	Syniverse Holdings, Inc., Senior Notes,
	9.125%, 01/15/19	Caa1	710
1,600	T-Mobile, USA, Inc., Senior Notes,
	6%, 03/01/23	Ba3	1,602
1,350	T-Mobile, USA, Inc., Senior Notes,
	6.25%, 04/01/21	Ba3	1,363
725	T-Mobile, USA, Inc., Senior Notes,
	6.633%, 04/28/21	Ba3	743
305	Vimpelcom Holdings, Senior Notes,
	5.20%, 02/13/19 (g)	Ba3	293
550	Vimpelcom Holdings, Senior Notes,
	7.504%, 03/01/22 (g)	Ba3	560
650	Vimpelcom Holdings, Senior Notes,

	7.748%, 02/02/21 (g)	Ba3	670
700	Wind Acquistion Holdings Finance S.A., Senior Notes,
	4.75%, 07/15/20 (g)	Ba3	672
1,100	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.375%, 04/23/21 (g)	Caa1	1,104
			17,409
	Total Corporate Debt Securities (Total cost of $311,365)		315,102

Shares
PREFERRED STOCK - 1.02% (d)(h)
Energy - .16%
4,079	Penn Virginia Corporation, Convertible, 6% (g)	(e)	404

Financial - .46%
1,125	Ally Financial, Inc., 7% (g)	B3	1,126

Wireless Communications - .40%
2,207	American Tower Corporation, Convertible, 5.25%	(e)	240
7,000	Crown Castle International Corp., Convertible, 4.50%	(e)	736
			976

	Total Preferred Stock (Total cost of $2,251)		2,506

	TOTAL INVESTMENTS - 128.96% (d) (Total cost of $313,616)		317,608

	CASH AND OTHER ASSETS
	LESS LIABILITIES - (28.96)% (d)		(71,326)

	NET ASSETS - 100.00%		$246,282

(a)    Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)    Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)     Pay-In-Kind

(d)    Percentages indicated are based on total net assets to common shareholders of $246,282.

(e)     Not rated.

(f)      Non-income producing.

(g)     Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for valuation policy. Total market value of Rule 144A securities amounted to $146,705 as of September 30, 2014.

(h)    All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(EUR) Euro

(GBP) British Pound

ESC     Escrow Cusip. Represents a beneficial interest to account for possible future payments by the company. Interest rate and maturity date are those of the original security.

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of September 30, 2014 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)

State Street Bank	10/10/14	GBP	75	$121	$126	$(5)

State Street Bank	10/10/14	GBP	185	300	301	(1)

Citibank	10/10/14	GBP	(2,908)	4,978	4,714	264

HSBC	10/10/14	GBP	(375)	642	607	35

HSBC	10/10/14	GBP	(400)	651	648	3

Standard Chartered Bank	12/12/14	EUR	(10,636)	13,745	13,441	304

Net unrealized gain on open forward currency exchange contracts						$600

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2014 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on quoted bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market quotations are not yet available (primarily fixed-income corporate bonds and notes) are stated at fair market value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available are valued in good faith at fair market value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2014 (Unaudited)

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2014 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$315,102	$—	$315,102

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
Preferred Stock	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Energy	$404	—	—	$404
Financial	—	$1,126	$—	$1,126
Wireless Communications	976	—	—	976
Total Investments	$1,380	$316,228	$—	$317,608
Forward Currency Exchange Contracts	$—	$600	$—	$600

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2013	$—
Sales	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Transfers to Level 3 from Level 2	—
Balance, September 30, 2014	$—

The Fund owned no Level 3 securities at September 30, 2014.

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the 9 months ended September 30, 2014, the Fund recognized no transfers to Level 1 from Level 2.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 20, 2014

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 20, 2014